Events Occurring After the Reporting Period (Details)								12 Months Ended
	Feb. 13, 2024 shares	Jan. 19, 2024 GBP (£)	Aug. 16, 2023 GBP (£)	Aug. 11, 2023 GBP (£)	Jul. 27, 2023 USD ($)	Mar. 24, 2023 GBP (£)	Jun. 21, 2022 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Events Occuring After The Reporting Period [Abstract]
Short term bank deposits		£ 150,000,000	£ 25,000,000	£ 45,000,000	$ 40,000,000	£ 150,000,000	£ 100,000,000	£ 103,586,000	£ 101,234,000
Short-term bank deposits, term		6 months	6 months	6 months	6 months	9 months	12 months
Short-term bank deposits, interest rate		5.10%	5.40%	5.40%	5.20%	4.80%	2.35%
Disclosure of non-adjusting events after reporting period [line items]
Additional equity | £								£ 1,827,000	£ 242,000	£ 1,424,000
Share options and performance share options | Chief Executive Officer and Principal Executive Officer
Disclosure of non-adjusting events after reporting period [line items]
Forfeited (in shares) | shares	2,636,709